UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Institutional Money Market Portfolio

5/31/08

Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Institutional Money Market Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 8.3%
Major Banks – 8.3%
Barclays Bank PLC, 2.8%, due 11/20/08	$27,800,000	$27,800,000
Royal Bank of Canada, 2.55%, due 6/17/08	34,500,000	34,500,000

Total Certificates of Deposit, at Amortized Cost and Value		$62,300,000

Commercial Paper – 81.9% (y)
Automotive – 3.9%
Toyota Motor Credit Corp., 2.2%, due 6/02/08	$29,770,000	$29,768,181

Brokerage & Asset Managers – 3.5%
Merrill Lynch & Co., Inc., 3.15%, due 12/22/08	$27,038,000	$26,555,372

Consumer Goods & Services – 2.1%
Procter & Gamble Co., 2.01%, due 6/17/08 (t)	$16,092,000	$16,077,624

Energy - Integrated – 4.2%
ConocoPhillips, 2.02%, due 6/03/08 (t)	$31,591,000	$31,587,455

Financial Institutions – 20.0%
American Express Credit Corp., 2.66%, due 6/30/08	$30,818,000	$30,752,212
American General Finance Corp., 2.42%, due 7/16/08	16,032,000	15,983,503
Cargill, Inc., 2.25%, due 6/02/08, 2.25%, due 6/02/08 (t)	5,400,000	5,399,663
General Electric Capital Corp., 2.6%, due 11/04/08	32,152,000	31,789,754
General Re Corp., 2.15%, due 6/16/08	5,377,000	5,372,183
Lloyds Bank PLC, 2.29%, due 6/02/08	29,770,000	29,768,106
Swedbank, 2.78%, due 7/03/08	31,683,000	31,604,708

		$150,670,129

Food & Beverages – 5.0%
Coca-Cola Co., 2.03%, due 7/10/08 (t)	$29,938,000	$29,872,161
Hershey Foods Corp., 2.15%, due 6/02/08 (t)	1,656,000	1,655,901
PepsiCo, Inc., 2.12%, due 6/04/08 (t)	6,192,000	6,190,906

		$37,718,968

Major Banks – 24.5%
Abbey National North America LLC, 2.36%, due 7/15/08	$34,685,000	$34,584,953
ABN Amro North America Finance, Inc., 2.79%, due 9/08/08	30,800,000	30,563,687
Bank of America Corp., 2.42%, due 7/21/08	30,770,000	30,666,579
Natexis Banques Populaires U.S. Financial Co. LLC, 2.6%, due 7/14/08	29,500,000	29,408,386
Societe Generale North America, Inc., 2.69%, due 8/11/08	32,000,000	31,830,231
Wells Fargo & Co., 2.25%, due 6/05/08	27,900,000	27,893,025

		$184,946,861

Medical Equipment – 4.1%
Pfizer, Inc., 2.1%, due 6/19/08 (t)	$30,600,000	$30,567,870

Network & Telecom – 3.9%
AT&T, Inc., 2.08%, due 6/26/08 (t)	$24,100,000	$24,065,189
AT&T, Inc., 2.25%, due 6/02/08 (t)	5,648,000	5,647,647

		$29,712,836

Other Banks & Diversified Financials – 8.0%
Citigroup Funding, Inc., 2.7%, due 9/19/08	$21,530,000	$21,352,378
Deutsche Bank Financial LLC, 2.15%, due 6/02/08	6,723,000	6,722,599
Fortis Funding LLC, 2.3%, due 6/26/08 (t)	25,288,000	25,247,609
UBS Finance Delaware LLC, 2.935%, due 6/05/08	7,015,000	7,012,712

		$60,335,298

Pharmaceuticals – 2.4%
Abbott Laboratories, 2.1%, due 6/19/08 (t)	$17,873,000	$17,854,233

Total Commercial Paper, at Amortized Cost and Value		$615,794,827

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MFS Institutional Money Market Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
U.S. Government Agencies – 0.3% (y)
Federal Home Loan Bank, 1.75%, due 6/02/08	$2,063,000	$2,062,900

Repurchase Agreements – 10.0%
Merrill Lynch Repurchase Agreement, 2.35% dated , 5/31/08 due 6/02/08, total to be received $75,427,846 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	$75,418,000	$75,418,000

Total Investments, at Amortized Cost and Value		$755,575,727

Other Assets, Less Liabilities – (0.2)%		(1,391,608)

Net Assets – 100.0%		$754,184,119

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $755,575,727.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	ROBERT J. MANNING

Robert J. Manning, President

Date:  July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING

Robert J. Manning, President (Principal Executive Officer)

Date:  July 17, 2008

By (Signature and Title)*	MARIA F. DWYER

	Maria F. Dwyer, Treasurer	(Principal Financial Officer and Accounting Officer)

Date:  July 17, 2008

*	Print name and title of each signing officer under his or her signature.